Other Assets - Schedule of Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of other assets [abstract]
Accounts receivable and other items	$ 9,069	$ 8,938
Accrued interest	2,479	2,343
Current income tax receivable	2,468	1,614
Defined benefit asset	13	113
Insurance-related assets, excluding investments	1,761	1,638
Prepaid expenses	1,297	950
Total	$ 17,087	$ 15,596